Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]
Category	Useful Lives (years)
Office Equipment	2	-	5
Vehicles	3	-	5
Leasehold Improvements		2

Schedule of Product Warranty Liability [Table Text Block]
	September 30, 2015	December 31, 2014
Beginning accrued warranty balance	$938,466	$1,312,918
Reduction for labor payments and claims made under the warranty	(107,669)	(75,966)
Adjustment to warranty liability for discontinued operations	—	(324,349)
Accruals related to warranties issued during the period	23,283	25,863
Ending accrued warranty balance	$854,080	$938,466

	Years Ended
	2014	2013
Beginning accrued warranty balance	$1,312,918	$1,372,342
Reduction for labor payments and claims made under the warranty	(75,966)	(79,134)
Accruals related to warranties issued during the period	25,863	19,710
Adjustment to warranty liability for discontinued operations	(324,349)	—
Ending accrued warranty balance	$938,466	$1,312,918

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Basic:
Numerator:
Net loss	$(720,353)	$(570,551)	$(2,072,548)	$(1,271,934)
Preferred deemed dividend and preferred stock dividend	—	(83)	—	(18,927)
Less: Net loss allocated to participating securities	—	598	6	5,973
	$(720,353)	$(570,036)	$(2,072,554)	$(714,959)
Denominator:
Weighted-average shares outstanding	416,495,549	240,593,277	383,035,331	189,005,946
Weighted-average unvested restricted shares outstanding	—	(251,969)	(1,095)	(874,811)
Denominator for basic net loss per share	416,495,549	240,341,308	383,034,236	188,131,135

Basic net loss per share attributable to common stockholders	$(0.00)	$(0.00)	$(0.01)	$(0.01)

	Year Ended December 31,
	2014	2013
Basic:
Numerator:
Net loss	$(1,852,301)	$(2,830,047)
Preferred deemed dividend and preferred stock dividend	(18,927)	(1,028,609)
Less: Net loss allocated to participating securities	6,005	12,503
	$(1,865,223)	$(3,846,153)
Denominator:
Weighted-average shares outstanding	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding	(656,121)	(306,958)
Denominator for basic net loss per share	203,814,897	69,170,957

Basic net loss per share attributable to common stockholders	$(0.01)	$(0.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30, 2015	December 31, 2014
Stock options outstanding	—	37,034,483
Unvested restricted stock	—	7,186
Warrants to purchase common stock	22,148,045	22,148,045

	December 31, 2014	December 31, 2013
Stock options outstanding	37,034,483	5,368,233
Unvested restricted stock	7,186	1,890,952
Warrants to purchase common stock	22,148,045	9,648,045
Preferred stock convertible into common stock	—	68,353,582